Foreign Currency Translation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 Chilean Subsidiaries
Intercompany Foreign Currency Balance [Line Items]
Accumulated other comprehensive loss	$ (34,024)	$ (37,698)	$ (23,682)
Cumulative foreign currency adjustments		(31,330)	(11,325)
Company's ownership in its Chilean subsidiary, before share exchange				97.40%
Company's ownership in its Chilean subsidiary, after share exchange				100.00%
Accumulated other comprehensive loss previously allocated to noncontrolling interest				485
Cumulative foreign currency adjustments	$ (29,789)	$ (31,331)